Leases - Schedule of Balances for the Operating Leases (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Schedule of Balances for the Operating Leases [Abstract]
Operating lease right-of-use assets	$ 2,046		$ 6,383
Lease liabilities – current	(1,084)		(2,250)
Lease liabilities – non-current	(1,293)		(4,804)
Total operating lease liabilities	(2,377)		$ (7,054)
Operating lease expense	732	$ 1,384
Short-term lease expense	15	157
Lease termination expense	55	37
Total lease expense	$ 802	$ 1,578
Weighted-average remaining lease term (in years)	2 years 3 months
Weighted-average discount rate	4.39%